Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: July 12, 2023

Payment Date	7/17/2023
Collection Period Start	6/1/2023
Collection Period End	6/30/2023
Interest Period Start	6/15/2023
Interest Period End	7/16/2023

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$344,362,672.99	$42,690,271.20	$301,672,401.79	0.454881	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,215,242,672.99	$42,690,271.20	$1,172,552,401.79

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,297,947,448.57	$1,252,182,806.13	0.618115
YSOC Amount	$77,957,081.52	$74,882,710.28
Adjusted Pool Balance	$1,219,990,367.05	$1,177,300,095.85
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$344,362,672.99	2.71000%	30/360	$777,685.70
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,215,242,672.99			$3,135,704.12

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,297,947,448.57	$1,252,182,806.13
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,219,990,367.05	$1,177,300,095.85
Number of Receivables Outstanding	72,695	71,610
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	47	46

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,992,736.25
Principal Collections	$45,562,680.93
Liquidation Proceeds	$220,787.26
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$49,776,204.44
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$49,776,204.44

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,081,622.87	$1,081,622.87	$—	$—	$48,694,581.57
Interest - Class A-1 Notes	$—	$—	$—	$—	$48,694,581.57
Interest - Class A-2 Notes	$777,685.70	$777,685.70	$—	$—	$47,916,895.87
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$46,164,968.95
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$45,747,949.28
First Allocation of Principal	$—	$—	$—	$—	$45,747,949.28
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$45,691,137.53
Second Allocation of Principal	$—	$—	$—	$—	$45,691,137.53
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$45,628,945.28
Third Allocation of Principal	$18,962,577.14	$18,962,577.14	$—	$—	$26,666,368.14
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,596,300.31
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,616,300.31
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,616,300.31
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,868,606.25
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,868,606.25
Remaining Funds to Certificates	$2,868,606.25	$2,868,606.25	$—	$—	$—
Total	$49,776,204.44	$49,776,204.44	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$77,957,081.52
Increase/(Decrease)	$(3,074,371.24)
Ending YSOC Amount	$74,882,710.28

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,219,990,367.05	$1,177,300,095.85
Note Balance	$1,215,242,672.99	$1,172,552,401.79
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	27	$201,961.51
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	67	$220,787.26
Monthly Net Losses (Liquidation Proceeds)			$(18,825.75)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.23%
Preceding Collection Period			0.33%
Current Collection Period			(0.02)%
Four-Month Average Net Loss Ratio			0.17%
Cumulative Net Losses for All Periods			$2,237,806.84
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	99	$2,080,196.63
60-89 Days Delinquent	0.08%	45	$966,300.45
90-119 Days Delinquent	0.02%	14	$301,911.49
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.27%	158	$3,348,408.57

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$93,749.51
Total Repossessed Inventory		15	$289,219.05

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		59	$1,268,211.94
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.07%
Current Collection Period			0.10%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.70	0.06%	29	0.04%